Related Party Transactions (Details) - USD ($)		12 Months Ended
		Sep. 30, 2025	Jan. 27, 2025	Nov. 07, 2024	Sep. 30, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Shareholding ratio		11.70%
Signed Service Agreement [Member]
Related Party Transaction [Line Items]
Amortization expenses		$ 684,422
Hermman Limited [Member]
Related Party Transaction [Line Items]
Contract amount						$ 2,060,000
Related Party [Member]
Related Party Transaction [Line Items]
Amortization expenses		684,422
Related Party [Member] | Signed Service Agreement [Member]
Related Party Transaction [Line Items]
Amortization expenses		$ 799,917
Class B ordinary shares [Member]
Related Party Transaction [Line Items]
Shares issued (in Shares)	[1]	1,000,000
Common stock, par value (in Dollars per share)	[1]	$ 0.0025			$ 0.0025
price per share (in Dollars per share)			$ 0.00025
Class B ordinary shares [Member] | Mr. Wu Zhihua [Member]
Related Party Transaction [Line Items]
Shares issued (in Shares)				5,000,000
Common stock, par value (in Dollars per share)				$ 0.00025
price per share (in Dollars per share)				$ 0.2418

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization completed on February 17, 2023, share split occurred on March 20, 2023, and share consolidation occurred on April 7, 2025 (Note 16).